Hartford Strategic Income ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Hartford Strategic Income ETF | Hartford Strategic Income ETF
Prospectus [Line Items]
Annual Return [Percent]	8.02%	9.74%	(12.37%)